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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Semiannual Report

CLASS A SHARES
April 30, 2002
(Unaudited)

-    CREDIT SUISSE
     EMERGING MARKETS FUND




More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

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THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR
REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

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CREDIT SUISSE EMERGING MARKETS FUND
PORTFOLIO MANAGER'S LETTER
April 30, 2002

                                                                    May 28, 2002

Dear Shareholder:

   The Class A Shares (without sales charge)(1) of Credit Suisse Emerging Markets Fund(2) (the "Fund") had a gain of 14.85% for the period beginning November 30, 2001 (the inception date of the Fund's Class A Shares) and ending April 30, 2002. By comparison, the Morgan Stanley Capital International Emerging Markets Free Index(3) had a gain of 21.03% for the five-month period.

   Emerging equity markets rallied in the period and handily outperformed their developed-market counterparts. More evidence emerged that the U.S. economy was on the mend, auguring well for economies around the world and for growth in emerging economies especially. By region, Asia was a standout, with good showings from the area's large and smaller markets alike. In addition to benefiting from their generally cyclical nature, Asian markets were aided by factors such as an upgrade on South Korea's credit quality by Moody's and by some "outlook" upgrades in the region.

   Elsewhere, most Latin American markets advanced, though Argentina had a large decline, remaining plagued by economic, financial and political troubles. Mexico was helped by the prospects for a recovery in the U.S., its primary trading partner. Brazil had a gain, though its market cooled in March and April.

   Emerging markets within Europe and the Middle East had mixed results. Russia, a key beneficiary of rising oil prices, rallied impressively. Markets that struggled included Israel, hurt by an uncertain policy picture and, of course, worries over ongoing violence.

   The Fund benefited from the general rise in emerging market equities, though it lagged its benchmark. We attribute this primarily to the Fund's underweighting in certain technology stocks that had large gains, but which we deemed to be fairly richly valued entering the period. Another factor that restrained the Fund somewhat was its increased exposure to Brazil late in the period, when the market underperformed. On the positive side, the Fund benefited from good stock selection in the energy, consumer-discretionary and consumer-staples areas.

   Perhaps the most noteworthy adjustment we made in terms of regional allocation was to raise the Fund's exposure to Latin America. Indeed, we ended the period with an overweighting for the first time in several years, reflecting our increased, if somewhat guarded, optimism regarding Brazil,

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along with our continued favorable view on Mexico's economic prospects. There were some encouraging developments regarding both countries in the period. Brazil's central bank reduced interest rates, and signaled that more reductions could be in the offing. The country's currency volatility, meanwhile, receded somewhat, an encouraging sign in our view regarding Brazil's perceived risk.

   One noteworthy development in Mexico was its continued improvement in credit quality. Standard & Poor's finally upgraded Mexico's debt to investment grade, making it the most prominent country in the region to be rated such by all major rating agencies. The rest of our Latin American exposure was via Chile, which we believe is well positioned to benefit from an improving global economy and increasing demand for copper and other commodities on which the local economy depends -- assuming these trends continue.

   Our Asia position remained concentrated in the region's major Northern economies, most specifically South Korea and Taiwan. We ended the period with roughly neutral weightings in each. While we are still positive on the cyclical drivers for Asian growth, we are somewhat concerned, looking over the near term, about the recent run-up in certain markets, particularly within technology segments. We increased our collective weighting in the region's smaller markets, e.g., Malaysia and Thailand. In broad terms, this was based on our more-favorable view on country developments and on restructuring news.

   We remained underweighted in the Europe/Middle East/Africa segment. We had little exposure to Israel at the period's end, based on our concerns over geopolitical risks and a worsening policy mix. More generally, we saw less potential for positive catalysts over the intermediate term across the region. And we were hesitant to raise exposure to markets that have had strong rallies over the past several months, such as Russia. That said, we may increase our weighting in Turkey soon, provided we continue to see supportive macroeconomic trends.

   Given the emerging market group's extended rally and recent outperformance, some caution seems warranted over the near term, and we do not intend to have aggressive overweightings with respect to sector or region. That said, we see grounds for general optimism, not the least of which is the potential for continued growth in the world's major economies -- prime consumers of emerging-market companies' products and services. In addition, we believe that the backdrop for asset flows and financial liquidity within emerging markets could remain supportive. On the negative side, any continued rise in oil costs could weigh on many markets, as could escalated violence in the Middle East. The possibility of a weaker dollar is another

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concern of ours, at least over the near-to-intermediate term. But all factors considered, we have a favorable long-term outlook on emerging markets' fundamentals, and we will remain focused on companies and regions we deem to have the best prospects.

Richard Watt
Portfolio Manager

  INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.

   TO OBTAIN A PROSPECTUS FOR THE FUND'S COMMON CLASS SHARES (INCEPTION DATE OF DECEMBER 30, 1994), PLEASE VISIT OUR WEB SITE (CreditSuisseFunds.com) OR CONTACT YOUR FINANCIAL REPRESENTATIVE.



----------
(1) Class A shares have a maximum front-end sales charge of 5.75%. Total return for Class A shares for the reporting period, based on offering price (with sales charge) was 8.18%.
(2) Name changed from Credit Suisse Warburg Pincus Emerging Markets Fund effective December 12, 2001.
(3) The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged capitalization-weighted index (with no defined investment objective) of emerging-market equity performance. The index is "free" because it only reflects active investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. Investors cannot invest directly in an index.
     The index includes only those countries open to non-local investors.

CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

                                                                                        NUMBER OF
                                                                                          SHARES          VALUE
                                                                                        ---------      -----------
COMMON STOCKS (96.1%)
BRAZIL (9.3%)
BANKS (1.1%)
     Banco Bradesco SA                                                                     19,700      $   583,317
                                                                                                       -----------
BEVERAGES (1.7%)
     Companhia de Bebidas das Americas ADR                                                 44,800          939,456
                                                                                                       -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
     Telecomunicacoes Brasileiras SA ADR                                                    8,500          265,880
                                                                                                       -----------
ELECTRIC UTILITIES (0.8%)
     Companhia Paranaense de Energia-Copel ADR                                             19,100          136,183
     Empresa Brasileira de Aeronautica SA ADR                                              13,800          317,814
                                                                                                       -----------
                                                                                                           453,997
                                                                                                       -----------
METALS AND MINING (1.4%)
     Companhia Vale do Rio Doce ADR                                                        27,500          738,375
                                                                                                       -----------
OIL & GAS (3.3%)
     Petroleo Brasileiro SA ADR                                                            77,385        1,810,809
                                                                                                       -----------
PAPER & FOREST PRODUCTS (0.5%)
     Aracruz Celulose ADR                                                                  13,700          297,975
                                                                                                       -----------
TOTAL BRAZIL                                                                                             5,089,809
                                                                                                       -----------
CHILE (2.7%)
BANKS (0.5%)
     Banco Santiago SA ADR                                                                 14,700          283,710
                                                                                                       -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.8%)
     Companhia de Telecomunicaciones de Chile SA ADR(1)                                    27,800          417,834
                                                                                                       -----------
ELECTRIC UTILITIES (0.6%)
     Empresa Nacional de Electricidad SA ADR                                               37,800          350,406
                                                                                                       -----------
FOOD & DRUG RETAILING (0.8%)
     Distribucion y Servicio D & S SA ADR                                                  27,100          410,565
                                                                                                       -----------
TOTAL CHILE                                                                                              1,462,515
                                                                                                       -----------
CHINA (1.2%)
ELECTRIC UTILITIES (0.9%)
     Beijing Datang Power Generation Company, Ltd.                                      1,324,558          513,747
                                                                                                       -----------
MARINE (0.3%)
     China Shipping Development Company, Ltd.                                             730,000          143,208
                                                                                                       -----------
TOTAL CHINA                                                                                                656,955
                                                                                                       -----------
HONG KONG (2.2%)
COMPUTERS & PERIPHERALS (0.1%)
     Legend Holdings, Ltd.                                                                168,000           67,854
                                                                                                       -----------
OIL & GAS (0.8%)
     CNOOC, Ltd.                                                                          341,500          451,005
                                                                                                       -----------

                See Accompanying Notes to Financial Statements.

                                                                                        NUMBER OF
                                                                                          SHARES          VALUE
                                                                                        ---------      -----------
COMMON STOCKS (CONTINUED)
HONG KONG (CONTINUED)
WIRELESS TELECOMMUNICATIONS SERVICES (1.3%)
     China Mobile, Ltd.(1)                                                                209,500      $   686,322
                                                                                                       -----------
TOTAL HONG KONG                                                                                          1,205,181
                                                                                                       -----------
HUNGARY (0.6%)
BANKS (0.3%)
     OTP Bank Rt.                                                                          21,170          187,946
                                                                                                       -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.3%)
     Matav Rt. ADR                                                                          9,300          175,770
                                                                                                       -----------
TOTAL HUNGARY                                                                                              363,716
                                                                                                       -----------
INDIA (4.8%)
BANKS (0.7%)
     State Bank of India, Ltd. GDR                                                         31,000          376,340
                                                                                                       -----------
CHEMICALS (0.5%)
     Reliance Industries, Ltd. GDR                                                         19,400          246,380
                                                                                                       -----------
DIVERSIFIED FINANCIALS (0.4%)
     HDFC Bank, Ltd.(1)                                                                    14,300          215,930
                                                                                                       -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
     Mahanagar Telephone Nigam, Ltd. ADR(1)                                                45,000          288,000
                                                                                                       -----------
FOOD & DRUG RETAILING (0.6%)
     Dr. Reddy's Laboratories, Ltd. ADR(1)                                                 14,400          314,928
                                                                                                       -----------
INDUSTRIAL CONGLOMERATES (0.5%)
     Larsen & Toubro, Ltd. GDR                                                             36,600          252,540
                                                                                                       -----------
IT CONSULTING & SERVICES (0.2%)
     Infosys Technologies, Ltd. ADR(1)                                                      2,100          130,305
                                                                                                       -----------
METALS & MINING (0.3%)
     Hindalco Industries, Ltd. GDR                                                          9,300          158,100
                                                                                                       -----------
PHARMACEUTICALS (0.5%)
     Ranbaxy Laboratories, Ltd. GDR                                                        15,200          285,760
                                                                                                       -----------
TOBACCO (0.6%)
     ITC Agro-Tech, Ltd. GDR(1)                                                            25,300          332,695
                                                                                                       -----------
TOTAL INDIA                                                                                              2,600,978
                                                                                                       -----------
INDONESIA (3.2%)
AUTO COMPONENTS (0.3%)
     PT Astra International TBK                                                           358,500          149,855
                                                                                                       -----------
BANKS (0.5%)
     PT Bank Central Asia TBK                                                           1,000,000          284,030
                                                                                                       -----------
COMMUNICATIONS EQUIPMENT (1.0%)
     Indosat-FRN                                                                          410,500          560,973
                                                                                                       -----------

                See Accompanying Notes to Financial Statements.

                                                                                        NUMBER OF
                                                                                          SHARES          VALUE
                                                                                        ---------      -----------
COMMON STOCKS (CONTINUED)
INDONESIA (CONTINUED)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.1%)
     PT Telekomunikasi Indonesia                                                        1,318,500      $   593,537
                                                                                                       -----------
FOOD PRODUCTS (0.3%)
     PT Indofood Sukses Makmur                                                          1,349,500          151,873
                                                                                                       -----------
TOTAL INDONESIA                                                                                          1,740,268
                                                                                                       -----------
MALAYSIA (5.1%)
BANKS (2.4%)
     Malayan Banking Berhad                                                               331,400          802,328
     Public Bank Berhad                                                                   518,523          534,892
                                                                                                       -----------
                                                                                                         1,337,220
                                                                                                       -----------
HOTELS RESTAURANTS & LEISURE (1.6%)
     Genting Berhad                                                                        16,010           65,725
     Resorts World Berhad                                                                 287,000          793,018
                                                                                                       -----------
                                                                                                           858,743
                                                                                                       -----------
INDUSTRIAL CONGLOMERATES (1.1%)
     Sime Darby Berhad                                                                    425,209          604,238
                                                                                                       -----------
TOTAL MALAYSIA                                                                                           2,800,201
                                                                                                       -----------
MEXICO (12.7%)
BANKS (1.8%)
     Grupo Financiero BBVA Bancomer SA de CV Class O                                      968,700          961,955
                                                                                                       -----------
BEVERAGES (1.3%)
     Coca-Cola Femsa SA ADR                                                                15,500          430,590
     Fomento Economico Mexicano SA de CV ADR                                                6,100          291,885
                                                                                                       -----------
                                                                                                           722,475
                                                                                                       -----------
CONSTRUCTION MATERIALS (1.3%)
     Cemex SA de CV ADR                                                                    22,600          716,420
                                                                                                       -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (3.2%)
     Telefonos de Mexico SA de CV ADR                                                      45,600        1,725,504
                                                                                                       -----------
MEDIA (1.2%)
     Grupo Televisa SA de CV ADR(1)                                                        14,200          641,840
                                                                                                       -----------
MULTILINE RETAIL (2.1%)
     Wal-Mart de Mexico SA de CV ADR(1)                                                    34,100        1,140,270
                                                                                                       -----------
WIRELESS TELECOMMUNICATIONS SERVICES (1.8%)
     America Movil SA de CV ADR                                                            51,900          967,935
                                                                                                       -----------
TOTAL MEXICO                                                                                             6,876,399
                                                                                                       -----------
PHILIPPINES (0.4%)
REAL ESTATE (0.4%)
     SM Prime Holdings, Inc.                                                            1,958,600          228,261
                                                                                                       -----------
TOTAL PHILIPPINES                                                                                          228,261
                                                                                                       -----------

                 See Accompanying Notes to Financial Statements.

                                                                                        NUMBER OF
                                                                                          SHARES          VALUE
                                                                                        ---------      -----------
COMMON STOCKS (CONTINUED)
POLAND (1.0%)
BANKS (0.3%)
     Bank Polska Kasa Opieki SA(1)                                                          5,887      $   162,057
                                                                                                       -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.7%)
     Telekomunikacja Polska                                                               118,070          395,935
                                                                                                       -----------
TOTAL POLAND                                                                                               557,992
                                                                                                       -----------
RUSSIA (4.4%)
ELECTRIC UTILITIES (0.7%)
     Unified Energy Systems ADR                                                            26,845          401,064
                                                                                                       -----------
OIL & GAS (3.7%)
     Lukoil Holding ADR                                                                    12,600          895,996
     Surgutneftegaz ADR                                                                    33,000          626,505
     Yukos ADR(1)                                                                           3,500          514,012
                                                                                                       -----------
                                                                                                         2,036,513
                                                                                                       -----------
TOTAL RUSSIA                                                                                             2,437,577
                                                                                                       -----------
SINGAPORE (0.0%)
BANKS (0.0%)
     Overseas-Chinese Banking Corporation, Ltd.                                               242            1,736
                                                                                                       -----------
MEDIA (0.0%)
     Singapore Press Holdings, Ltd.(1)                                                         39              484
                                                                                                       -----------
TOTAL SINGAPORE                                                                                              2,220
                                                                                                       -----------
SOUTH AFRICA (6.8%)
BANKS (1.0%)
     Standard Bank Investment Corporation, Ltd.                                           171,171          555,348
                                                                                                       -----------
DIVERSIFIED FINANCIALS (0.3%)
     Johnnic Holdings, Ltd.                                                                43,328          170,522
                                                                                                       -----------
INDUSTRIAL CONGLOMERATES (0.6%)
     Bidvest Group, Ltd.                                                                   74,604          328,340
                                                                                                       -----------
INSURANCE (1.1%)
     Liberty Group, Ltd.                                                                   46,351          282,891
     Sanlam, Ltd.                                                                         389,381          325,897
                                                                                                       -----------
                                                                                                           608,788
                                                                                                       -----------
METALS & MINING (3.0%)
     Anglo American Platinum Corporation, Ltd.                                             10,700          510,161
     Gold Fields, Ltd.                                                                     82,501          994,633
     Impala Platinum Holdings, Ltd.                                                         1,800          116,798
                                                                                                       -----------
                                                                                                         1,621,592
                                                                                                       -----------
PAPER & FOREST PRODUCTS (0.8%)
     Sappi, Ltd.                                                                           33,301          409,619
                                                                                                       -----------
TOTAL SOUTH AFRICA                                                                                       3,694,209
                                                                                                       -----------

                 See Accompanying Notes to Financial Statements.

                                                                                        NUMBER OF
                                                                                          SHARES          VALUE
                                                                                        ---------      -----------
COMMON STOCKS (CONTINUED)
SOUTH KOREA (19.2%)
BANKS (3.4%)
     Kookmin Bank                                                                          33,518      $ 1,525,606
     Kookmin Bank ADR(1)                                                                       18              837
     Shinhan Financial Group Company, Ltd.(1)                                              23,217          313,974
                                                                                                       -----------
                                                                                                         1,840,417
                                                                                                       -----------
ELECTRIC UTILITIES (1.1%)
     Korea Electric Power Corp.                                                            31,517          596,705
                                                                                                       -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
     Samsung Electro-Mechanics Co.(1)                                                       4,630          272,637
     Samsung SDI Company, Ltd.                                                              3,050          265,156
                                                                                                       -----------
                                                                                                           537,793
                                                                                                       -----------
METALS & MINING (1.7%)
     Pohang Iron & Steel Company, Ltd.                                                      9,278          921,311
                                                                                                       -----------
MULTILINE RETAIL (1.1%)
     Shinsegae Department Store Co.                                                         3,460          573,525
                                                                                                       -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (8.0%)
     Hana Bank                                                                             48,150          628,828
     Samsung Electronics Co.                                                               12,742        3,761,403
                                                                                                       -----------
                                                                                                         4,390,231
                                                                                                       -----------
WIRELESS TELECOMMUNICATIONS SERVICES (2.9%)
     SK Telecom Company, Ltd.                                                               8,010        1,556,752
                                                                                                       -----------
TOTAL SOUTH KOREA                                                                                       10,416,734
                                                                                                       -----------
TAIWAN (14.9%)
BANKS (3.2%)
     Bank Sinopac(1)                                                                      732,390          358,643
     Chinatrust Commercial Bank(1)                                                      1,562,172        1,381,458
                                                                                                       -----------
                                                                                                         1,740,101
                                                                                                       -----------
CHEMICALS (0.8%)
Formosa Plastics Corp.                                                                    388,000          453,762
                                                                                                       -----------
COMPUTERS & PERIPHERALS (1.8%)
     Asustek Computer, Inc.                                                               174,500          630,826
     Quanta Computer, Inc.                                                                110,000          370,723
                                                                                                       -----------
                                                                                                         1,001,549
                                                                                                       -----------
DIVERSIFIED FINANCIALS (1.4%)
     Cathay Life Insurance Company, Ltd.(1)                                               285,414          427,513
     China Development Financial Holding Corp.(1)                                         498,970          347,825
                                                                                                       -----------
                                                                                                           775,338
                                                                                                       -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
     Hon Hai Precision Industry Company, Ltd.                                              78,559          343,962
                                                                                                       -----------

                 See Accompanying Notes to Financial Statements.

                                                                                        NUMBER OF
                                                                                          SHARES          VALUE
                                                                                        ---------      -----------
COMMON STOCKS (CONTINUED)
TAIWAN (CONTINUED)
METALS & MINING (0.3%)
     China Steel Corp.                                                                    310,000      $   141,088
                                                                                                       -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.8%)
     Advanced Semiconductor Engineering, Inc.(1)                                          993,200          944,107
     Taiwan Semiconductor Manufacturing Co.(1)                                            276,400          696,653
     United Microelectronics Corp.                                                      1,346,213        2,055,229
                                                                                                       -----------
                                                                                                         3,695,989
                                                                                                       -----------
TOTAL TAIWAN                                                                                             8,151,789
                                                                                                       -----------
THAILAND (2.9%)
BANKS (2.5%)
     Bangkok Bank Public Company, Ltd.(1)                                                 695,309        1,028,778
     Thai Farmers Bank Public Company, Ltd.                                               487,000          343,394
                                                                                                       -----------
                                                                                                         1,372,172
                                                                                                       -----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.4%)
     Advanced Info Service Public Company, Ltd.                                           238,000          242,099
                                                                                                       -----------
TOTAL THAILAND                                                                                           1,614,271
                                                                                                       -----------
TURKEY (1.9%)
BEVERAGES (0.5%)
     Anadolu Efes Biracilik ve Malt Sanayii AS                                         12,973,000          290,332
                                                                                                       -----------
DIVERSIFIED FINANCIALS (1.0%)
     Haci Omer Sabanci Holding AS                                                      59,874,049          259,060
     Turkiye Is Bankasi Class C                                                        48,370,000          270,627
                                                                                                       -----------
                                                                                                           529,687
                                                                                                       -----------
WIRELESS TELECOMMUNICATIONS SERVICES (0.4%)
     Turkcell Iletisim Hizmetleri AS ADR                                               14,100,000          239,418
                                                                                                       -----------
TOTAL TURKEY                                                                                             1,059,437
                                                                                                       -----------
UNITED KINGDOM (2.8%)
METALS & MINING (2.8%)
     Anglo American PLC                                                                    95,769        1,513,038
                                                                                                       -----------
TOTAL COMMON STOCKS (Cost $42,000,903)                                                                  52,471,550
                                                                                                       -----------
PREFERRED STOCKS (1.4%)
BRAZIL (1.4%)
BANKS (0.5%)
     Banco Itau SA                                                                      3,335,668          263,913
                                                                                                       -----------
ELECTRIC UTILITIES (0.9%)
     Centrais Eletricas Brasileiras SA                                                 36,108,377          495,136
                                                                                                       -----------
TOTAL BRAZIL                                                                                               759,049
                                                                                                       -----------

                 See Accompanying Notes to Financial Statements.

                                                                                        NUMBER OF
                                                                                          SHARES          VALUE
                                                                                        ---------      -----------
PREFERRED STOCKS (CONTINUED)
THAILAND (0.0%)
BANKS (0.0%)
     Siam Commercial Bank Public Company, Ltd.(1)                                           2,800      $     1,573
                                                                                                       -----------
TOTAL PREFERRED STOCKS (Cost $763,273)                                                                     760,622
                                                                                                       -----------
RIGHTS (0.0%)
THAILAND (0.0%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.0%)
     Telecomasia Corporation Public Company, Ltd. (Cost $0)(1)                            191,874                0
                                                                                                       -----------
                                                                                             PAR
                                                                                            (000)
                                                                                            -----
SHORT-TERM INVESTMENT (0.6%)
     State Street Bank & Trust Co. Euro Time Deposit 1.750% 5/01/02
     (Cost $339,000)                                                                         $339          339,000
                                                                                                       -----------

TOTAL INVESTMENTS AT VALUE (98.1%) (Cost $43,103,176(2))                                                53,571,172

OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)                                                             1,010,138
                                                                                                       -----------

NET ASSETS (100.0%)                                                                                    $54,581,310
                                                                                                       ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                        GDR = Global Depository Receipt

--------------------------------------------------------------------------------
(1)  Non-income producing security.
(2)  Also cost for federal income tax purposes.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

ASSETS
     Investments at value (Cost $43,103,176)                                          $  53,571,172
     Cash                                                                                       128
     Foreign currency (Cost $118)                                                               120
     Receivable for investments sold                                                      1,710,359
     Dividend, interest and reclaim receivable                                              225,190
     Receivable for fund shares sold                                                         51,136
     Prepaid expenses and other assets                                                       40,287
                                                                                      -------------
          Total Assets                                                                   55,598,392
                                                                                      -------------
LIABILITIES
     Advisory fee payable                                                                     5,983
     Administrative services fee payable                                                      9,371
     Distribution fee payable                                                                12,768
     Directors fee payable                                                                    1,138
     Payable for investments purchased                                                      857,982
     Payable for foreign taxes withheld                                                      65,965
     Other accrued expenses payable                                                          63,875
                                                                                      -------------
          Total Liabilities                                                               1,017,082
                                                                                      -------------
NET ASSETS
     Capital stock, $0.001 par value                                                          6,676
     Paid-in capital                                                                    113,185,504
     Undistributed net investment income                                                     27,415
     Accumulated net realized loss on investments and foreign currency transactions     (69,056,578)
     Net unrealized appreciation from investments and foreign currency translations      10,418,293
                                                                                      -------------
          Net Assets                                                                  $  54,581,310
                                                                                      =============
COMMON SHARES
     Net assets                                                                       $  51,208,053
     Shares outstanding                                                                   6,259,198
                                                                                      -------------
     Net asset value, offering price and redemption price per share                           $8.18
                                                                                              =====
ADVISOR SHARES
     Net assets                                                                       $   1,524,224
     Shares outstanding                                                                     191,501
                                                                                      -------------
     Net asset value, offering price and redemption price per share                           $7.96
                                                                                              =====
INSTITUTIONAL SHARES
     Net assets                                                                       $   1,810,250
     Shares outstanding                                                                     220,556
                                                                                      -------------
     Net asset value, offering price and redemption price per share                           $8.21
                                                                                              =====
A SHARES
     Net assets                                                                       $      38,783
     Shares outstanding                                                                       4,727
                                                                                      -------------
     Net asset value and redemption price per share                                           $8.20
                                                                                              =====
     Maximum offering price per share (net asset value/(1-5.75%))                             $8.70
                                                                                              =====

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
     Dividends                                                                                 $    489,215
     Interest                                                                                        20,310
     Foreign taxes withheld                                                                         (48,984)
                                                                                               ------------
       Total investment income                                                                      460,541
                                                                                               ------------
EXPENSES
     Investment advisory fees                                                                       328,648
     Administrative services fees                                                                    52,288
     Shareholder servicing/Distribution fees                                                         65,335
     Transfer agent fees                                                                             86,492
     Registration fees                                                                               30,434
     Custodian fees                                                                                  25,184
     Legal fees                                                                                      20,554
     Printing fees                                                                                   19,890
     Audit fees                                                                                       8,834
     Interest expense                                                                                 7,710
     Directors fees                                                                                   6,961
     Insurance expense                                                                                3,990
     Miscellaneous expense                                                                            4,453
                                                                                               ------------
       Total expenses                                                                               660,773
     Less: fees waived                                                                             (227,647)
                                                                                               ------------
       Net expenses                                                                                 433,126
                                                                                               ------------
          Net investment income                                                                      27,415
                                                                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
     Net realized loss from investments                                                          (1,003,216)
     Net realized loss from foreign currency transactions                                          (133,061)
     Net change in unrealized appreciation (depreciation) from investments                       12,618,892
     Net change in unrealized appreciation (depreciation) from foreign currency translations          5,106
                                                                                               ------------
     Net realized and unrealized gain from investments and foreign currency related items        11,487,721
                                                                                               ------------
     Net increase in net assets resulting from operations                                      $ 11,515,136
                                                                                               ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FOR THE SIX MONTHS
                                                                              ENDED        FOR THE YEAR
                                                                         AUGUST 30, 2002       ENDED
                                                                           (UNAUDITED)    OCTOBER 31, 2001
                                                                       -----------------  ----------------
FROM OPERATIONS
  Net investment income                                                   $      27,415    $     242,779
  Net loss on investments and foreign currency transactions                  (1,136,277)     (20,440,536)
  Net change in unrealized appreciation (depreciation) from investments
    and foreign currency translations                                        12,623,998        5,022,123
                                                                          -------------    -------------
    Net increase (decrease) in net assets resulting from operations          11,515,136      (15,175,634)
                                                                          -------------    -------------
FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                                              --         (172,535)
    Institutional Class shares                                                       --          (14,324)
                                                                          -------------    -------------
    Net decrease in net assets from dividends                                        --         (186,859)
                                                                          -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                              101,610,958      201,187,077
  Exchange value of shares due to merger                                             --       11,405,954
  Reinvestment of dividends                                                          --          170,405
  Net asset value of shares redeemed                                       (101,992,022)    (217,339,274)
                                                                          -------------    -------------
    Net decrease in net assets from capital share transactions                 (381,064)      (4,575,839)
                                                                          -------------    -------------
   Net increase (decrease) in net assets                                     11,134,072      (19,938,332)
NET ASSETS
  Beginning of period                                                        43,447,238       63,385,570
                                                                          -------------    -------------
  End of period                                                           $  54,581,310    $  43,447,238
                                                                          =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME                                       $      27,415    $          --
                                                                          =============    =============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                    FOR THE
                                                                 PERIOD ENDED
                                                                APRIL 30, 2002
                                                                (UNAUDITED)(1)
                                                                --------------
PER SHARE DATA
   Net asset value, beginning of period                            $ 7.54
                                                                   ------
INVESTMENT OPERATIONS
   Net investment income                                             0.24
   Net gain on investments and foreign currency related items
     (both realized and unrealized)                                  0.42
                                                                   ------
       Total from investment operations                              0.66
                                                                   ------
NET ASSET VALUE, END OF PERIOD                                     $ 8.20
                                                                   ======
       Total return                                                 14.85%(2)
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                        $   39
     Ratio of expenses to average net assets                         1.65%(3)
     Ratio of net investment income to average net assets            7.71%(3)
     Decrease reflected in above operating expense
       ratios due to waivers                                         0.85%(3)
   Portfolio turnover rate                                             69%

--------------------------------------------------------------------------------
(1)  For the period November 30, 2001 (inception date) through April 30, 2002.
(2)  Total return does not consider the effects of sales charges.
     Non-annualized.
(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Credit Suisse Emerging Markets Fund, formerly Credit Suisse Warburg Pincus Emerging Markets Fund ("the Fund"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company that seeks growth of capital.

    The Fund offers Common, Advisor, Institutional, and Class A shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Effective November 30, 2001, the Fund began offering Class A shares. Effective December 12, 2001, the Fund closed its Common and Institutional Classes to new investors and closed its Advisor Class to new investments. Common Class shares of the Fund bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Institutional Class shares are not subject to shareholder servicing or distribution fees. Advisor Class shares bear expenses paid pursuant to a distribution plan at an annual rate not to exceed .75% of the average daily net asset value of the relevant Fund's Advisor Class shares. Advisor Class shares currently bear expenses of .50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of up to .25% of the average daily net asset value of the Class A shares. Results for the Common, Advisor and Institutional Class shares are contained in a separate book.

    Effective as of the close of business on April 6, 2001, the Fund acquired all of the net assets of the Credit Suisse Warburg Pincus Developing Markets Fund ("Developing Markets") in a tax-free exchange of shares. The shares exchanged were 1,258,747 shares (valued at $9,679,768) of the Common Class of the Fund for 1,333,301 shares of Class A of Developing Markets, 3,190 shares (valued at $24,532) of the Common Class of the Fund for 3,384 shares of the Common Class of Developing Markets, 224,723 shares (valued at $1,683,178) of the Advisor Class of the Fund for 241,489 shares of Class B of Developing Markets and 2,467 shares (valued at $18,476) of the Advisor of the Fund for 2,655 shares of Class C of Developing Markets. The Developing Markets net assets of $11,401,894 at that date, which consisted of $2,808,147 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of Developing Markets and the Fund immediately before the acquisition were $11,401,894 and $53,949,046, respectively and the combined net assets of the Fund after the acquisition were $65,350,940.

    A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principal distri-bution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

    H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2002 the Fund had no open forward foreign currency contracts.

    I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2002.

    Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

    J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

    The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value.

    The Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.25% of the Fund`s average daily net assets. For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived were $328,648 and $227,647, respectively.

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as co-administrators to the Fund. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were $25,589.

    For its administrative services, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

         AVERAGE DAILY NET ASSETS                                  ANNUAL RATE
         ------------------------                                  -----------
         First $500 million                              .08% of average daily net assets
         Next $1 billion                                 .07% of average daily net assets
         Over $1.5 billion                               .06% of average daily net assets

    For the six months ended April 30, 2002, administrative service fees earned by PFPC (including out-of-pocket expenses) were $26,699.

    At its meeting held February 12, 2002, the Board of Directors adopted a resolution to approve a Co-Adminstrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

    In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Common and Class A shares. For the Advisor Class the fee is calculated at an annual rate of .50% of average daily net assets. CSAMSI may use this fee to compensate service organizations for shareholder servicing. For the six months ended April 30, 2002, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                                  SHAREHOLDER SERVICING/
                 FUND                               DISTRIBUTION FEE
                 ------------                     ----------------------
                 Common Class                             $61,612
                 Advisor Class                              3,695
                 Class A                                       28
                                                          -------
                                                          $65,335
                                                          =======

    Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2002, the Fund reimbursed CSAM $50,731, which is included in the Fund's transfer agent expense.

    For the six months ended April 30, 2002, CSAMSI and its affiliates advised the Fund that it retained $377 from commissions earned on the sale of the Fund's shares.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid $13,244 for its services to the Fund.


NOTE 3. LINE OF CREDIT

    Through June 18, 2002, the Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, the Fund had borrowings under the Prior Credit Facility as follows:

                  AVERAGE DAILY          WEIGHTED AVERAGE                MAXIMUM DAILY
                  LOAN BALANCE            INTEREST RATE %              LOAN OUTSTANDING
                  -------------          ----------------              ----------------
                    $101,027                   2.246%                      $3,193,000

    Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.


NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $35,553,178 and $34,068,594, respectively.

    At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized appreciation from investments (based on cost for federal income tax purposes) were $11,908,265, $1,440,267 and $10,467,998, respectively.


NOTE 5. CAPITAL SHARE TRANSACTIONS

    The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common shares, one billion are classified as Advisor shares, one billion are classified as Institutional shares and one billion are classified as Class A shares. Transactions in capital shares of the Fund were as follows:

                                                                                        COMMON CLASS
                                                             ---------------------------------------------------------------------
                                                                FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                               APRIL 30, 2002 (UNAUDITED)                 OCTOBER 31, 2001
                                                             ------------------------------        -------------------------------
                                                               SHARES             VALUE              SHARES              VALUE
                                                             -----------       ------------        -----------       -------------
Shares sold                                                   12,502,169       $ 96,958,815         23,303,839       $ 187,881,045
Shares exchanged due to merger                                        --                 --          1,261,937           9,704,300
Shares issued in reinvestment
   of dividends                                                       --                 --             18,093             157,049
Shares redeemed                                              (12,390,796)       (96,981,036)       (25,132,349)       (203,149,081)
                                                             -----------       ------------        -----------       -------------
Net increase (decrease)                                          111,373       $    (22,221)          (548,480)      $  (5,406,687)
                                                             ===========       ============        ===========       =============


                                                                                       ADVISOR CLASS
                                                             ---------------------------------------------------------------------
                                                                FOR THE SIX MONTHS ENDED                 FOR THE YEAR ENDED
                                                               APRIL 30, 2002 (UNAUDITED)                 OCTOBER 31, 2001
                                                             ------------------------------        -------------------------------
                                                               SHARES             VALUE              SHARES              VALUE
                                                             -----------       ------------        -----------       -------------
Shares sold                                                          287       $      2,176             72,771       $     539,809
Shares exchanged due to merger                                        --                 --            227,190           1,701,654
Shares redeemed                                                  (16,464)          (122,243)           (99,850)           (744,605)
                                                             -----------       ------------        -----------       -------------
Net increase (decrease)                                          (16,177)      $   (120,067)           200,111       $   1,496,858
                                                             ===========       ============        ===========       =============


                                                                                    INSTITUTIONAL CLASS
                                                             ---------------------------------------------------------------------
                                                                FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                               APRIL 30, 2002 (UNAUDITED)                  OCTOBER 31, 2001
                                                             ------------------------------        -------------------------------
                                                               SHARES             VALUE              SHARES              VALUE
                                                             -----------       ------------        -----------       -------------
Shares sold                                                      508,887       $  3,610,870          1,999,591       $  12,766,223
Shares issued in reinvestment
   of dividends                                                       --                 --              1,542              13,356
Shares redeemed                                                 (538,757)        (3,876,351)        (2,064,228)        (13,445,589)
                                                             -----------       ------------        -----------       -------------
Net decrease                                                     (29,870)      $   (265,481)           (63,095)      $    (666,018)
                                                             ===========       ============        ===========       =============


                                                                         CLASS A
                                                             ------------------------------
                                                                  FOR THE PERIOD ENDED
                                                              APRIL 30, 2002 (UNAUDITED)(1)
                                                             ------------------------------
                                                               SHARES              VALUE
                                                             -----------       ------------
Shares sold                                                      128,643       $  1,039,097
Shares redeemed                                                 (123,916)        (1,012,392)
                                                             -----------       ------------
Net increase                                                       4,727       $     26,705
                                                             ===========       ============


--------------------------------------------------------------------------------
(1) For the period November 30, 2001 (inception date) through April 30, 2002.

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